Schedule of Realized and Unrealized Gain (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain from commodity contracts	$ 407,098	$ 766,769